STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES - Schedule of change in accounting policy (Details 2). - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity		R$ 50,981,180	R$ 48,169,399	R$ 28,870,022		R$ 20,818,867
Share capital [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity		8,682,544	8,402,544	6,365,853		5,328
Treasury shares [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity		(93,917)	(107,140)	(69,064)
Additional paid-in capital [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity		2,561,964	2,319,928	(1,690,235)		2,007,356
Accumulated other comprehensive income (loss) [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity		314,325	567,546	(521,609)		(1,524,027)
Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity		9,490,391	9,470,289	10,655,992		4,771,426
Equity attributable to owners of the company [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity		20,955,307	20,653,167	14,740,937		5,260,083
Non-controlling interest [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity		R$ 30,025,873	R$ 27,516,232	R$ 14,129,085		R$ 15,558,784
Previously stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					R$ 20,812,506
Previously stated [member] | Share capital [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					5,328
Previously stated [member] | Treasury shares [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity
Previously stated [member] | Additional paid-in capital [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					2,006,653
Previously stated [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					(1,978,092)
Previously stated [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					5,139,685
Previously stated [member] | Equity attributable to owners of the company [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					5,173,574
Previously stated [member] | Non-controlling interest [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					15,638,932
Previously stated [member] | Predecessor adjustments [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity	[1]
Previously stated [member] | Predecessor adjustments [member] | Share capital [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity	[1]				6,360,525
Previously stated [member] | Predecessor adjustments [member] | Treasury shares [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity	[1]				(583,941)
Previously stated [member] | Predecessor adjustments [member] | Additional paid-in capital [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity	[1]				(4,984,931)
Previously stated [member] | Predecessor adjustments [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity	[1]				1,381,798
Previously stated [member] | Predecessor adjustments [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity	[1]				1,935,735
Previously stated [member] | Predecessor adjustments [member] | Equity attributable to owners of the company [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity	[1]				4,109,186
Previously stated [member] | Predecessor adjustments [member] | Non-controlling interest [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity	[1]				(4,109,186)
Previously stated [member] | Subsequent to corporate reorganization [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					20,812,506
Previously stated [member] | Subsequent to corporate reorganization [member] | Share capital [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					6,365,853
Previously stated [member] | Subsequent to corporate reorganization [member] | Treasury shares [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					(583,941)
Previously stated [member] | Subsequent to corporate reorganization [member] | Additional paid-in capital [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					(2,978,278)
Previously stated [member] | Subsequent to corporate reorganization [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					(596,294)
Previously stated [member] | Subsequent to corporate reorganization [member] | Retained earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					7,075,420
Previously stated [member] | Subsequent to corporate reorganization [member] | Equity attributable to owners of the company [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					9,282,760
Previously stated [member] | Subsequent to corporate reorganization [member] | Non-controlling interest [member]
Disclosure of reclassifications or changes in presentation [line items]
Total shareholders' equity					R$ 11,529,746

[1]	The predecessor adjustments amount to the difference between the Cosan Limited balance as of February 28, 2021 and the Cosan S.A. balance subsequent to the Corporate Reorganization.